Equity - At-the-market offering (Details) € in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Sep. 17, 2021 USD ($)	Feb. 28, 2023 EUR (€) shares	Feb. 28, 2023 USD ($) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Equity
Cash received from issuance of shares | €						€ 404,062	€ 867,717
Number of shares issued | shares		27,027,028	27,027,028
Aggregate gross proceeds		€ 232,600	$ 250,000
ATM Offering Program
Equity
Cash received from issuance of shares | $	$ 600,000
Number of shares issued | shares				6,908,493	6,908,493
Aggregate gross proceeds | $					$ 69,139
Offering costs for legal, accounting, printing and registration fees | €				€ 1,058